Document and Entity Information	May 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2021
Entity Registrant Name	BANCFIRST CORPORATION
Entity Central Index Key	0000760498
Entity Emerging Growth Company	false
Entity File Number	0-14384
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1221379
Entity Address, Address Line One	101 North Broadway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102
City Area Code	(405)
Local Phone Number	270-1086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value Per Share
Trading Symbol	BANF
Security Exchange Name	NASDAQ